Debt - Additional Information (Detail) $ in Thousands, $ in Thousands																		9 Months Ended
	Sep. 29, 2023 MXN ($)	Sep. 27, 2023 MXN ($)	Sep. 13, 2023 MXN ($)	Aug. 28, 2023 MXN ($)	Aug. 22, 2023 MXN ($)	Aug. 18, 2023 MXN ($)	Jul. 21, 2023 USD ($)	Jun. 15, 2023 MXN ($)	May 24, 2023 MXN ($)	Apr. 27, 2023 MXN ($)	Feb. 28, 2023 USD ($)	Feb. 24, 2023 MXN ($)	Feb. 17, 2023 USD ($)	Jan. 31, 2023 MXN ($)	Jan. 27, 2023 MXN ($)	Jan. 23, 2023 USD ($)	Jan. 13, 2023 MXN ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 MXN ($)	Sep. 30, 2023 USD ($)	Mar. 28, 2023 MXN ($)	Mar. 16, 2023 USD ($)	Mar. 13, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Nov. 14, 2022 MXN ($)	Nov. 14, 2022 USD ($)
Disclosure of long term debt [Line Items]
Domestic net debt																											$ 27,068,400
External net debt																												$ 142,200
Borrowings																			$ 1,529,296,447						$ 1,853,421,785
Repayment of revolving credit lines																		$ 726,336
Line of credit																				$ 7,664,000
Outstanding of revolving credit lines																				144,681
Revolving credit facility amount																				708,151
PMI Trading Ltd
Disclosure of long term debt [Line Items]
Outstanding of revolving credit lines																										$ 162,866
Revolving credit facility available																				$ 80,319
Promissory Note | Twenty Eight Days TIIE Plus 365 Basis Point
Disclosure of long term debt [Line Items]
Borrowings																	$ 4,000,000
Maturity																	28-day
Interest rate basis spread																	36500.00%
Promissory Note | Twenty Eight Days TIIE Plus 275 Basis Point
Disclosure of long term debt [Line Items]
Borrowings															$ 4,000,000
Maturity															28-day
Interest rate basis spread															27500.00%
Promissory Note | Bond Coupon 10.00% Rate
Disclosure of long term debt [Line Items]
Borrowings														$ 125,000
Coupon rate														10.00%
Bonds issued																								$ 2,000,000
Promissory Note | Thirty Days SOFR Plus 175 Basis Point
Disclosure of long term debt [Line Items]
Borrowings													$ 11,362
Maturity													30-day
Interest rate basis spread													17500.00%
Promissory Note | Twenty Eight Days TIIE Plus 235 Basis Points
Disclosure of long term debt [Line Items]
Borrowings												$ 250,000
Maturity												28-day
Interest rate basis spread												23500.00%
Promissory Note | Twenty Eight Days TIIE Plus 360 Basis Points
Disclosure of long term debt [Line Items]
Borrowings												$ 3,000,000
Maturity												28-day
Interest rate basis spread												3.60%
Promissory Note | Fixed Rate 10.375%
Disclosure of long term debt [Line Items]
Borrowings																						$ 537,500	$ 200,000
Interest rate																						10.375%	10.375%
Promissory Note | Twenty Eight Days TIIE Plus 200 Basis Points
Disclosure of long term debt [Line Items]
Borrowings										$ 3,000,000
Maturity										28-day
Interest rate basis spread										20000.00%
Promissory Note | Twenty Eight Days TIIE Plus 365 Basis Point, Maturing August 2024
Disclosure of long term debt [Line Items]
Borrowings						$ 5,000,000
Maturity						28-day
Interest rate basis spread						36500.00%
Promissory Note | Twenty Eight Days TIIE Plus 230 Basis Point, Maturing February 2024
Disclosure of long term debt [Line Items]
Borrowings				$ 2,000,000
Maturity				28-day
Interest rate basis spread				23000.00%
Promissory Note | Twenty Eight Day TIIE Plus 365 Basis Point, Maturing September 2024
Disclosure of long term debt [Line Items]
Borrowings			$ 4,000,000
Promissory Note | Twenty Eight Days TIIE Plus 255 Basis Point, Maturing December 2023
Disclosure of long term debt [Line Items]
Borrowings	$ 1,500,000	$ 3,000,000
Credit Line
Disclosure of long term debt [Line Items]
Line of credit																			$ 29,500,000
Credit Line | Ninety Day SOFR Plus 350 Basis Point
Disclosure of long term debt [Line Items]
Maturity																90-day
Interest rate basis spread																35000.00%
Line of credit maximum borrowing capacity																$ 750,000
Credit Line | Ninety Days Plus 26 Basis Point
Disclosure of long term debt [Line Items]
Interest rate basis spread																2600.00%
Credit Line | Ninety Days SOFR Plus 450 Basis Point
Disclosure of long term debt [Line Items]
Maturity											90-day
Interest rate basis spread											4.50%
Line of credit maximum borrowing capacity											$ 150,000
Credit Line | Twenty Eight Days TIIE Plus 200 Basis Points
Disclosure of long term debt [Line Items]
Maturity									28-day
Interest rate basis spread									20000.00%
Revolving credit maximum borrowing capacity									$ 19,000,000
Credit Line | Ninety One Days TIIE Plus 350 Basis Point, Maturing November 2023
Disclosure of long term debt [Line Items]
Borrowings								$ 2,500,000
Maturity								91-day
Interest rate basis spread								35000.00%
Credit Line | Ninety One Days TIIE Plus 350 Basis Point, Maturing October 2023
Disclosure of long term debt [Line Items]
Borrowings								$ 2,000,000
Maturity								91-day
Interest rate basis spread								35000.00%
Credit Line | Ninety One Days TIIE Plus 350 Basis Point
Disclosure of long term debt [Line Items]
Borrowings							$ 1,500,000
Maturity							91-day
Interest rate basis spread							35000.00%
Credit Line | Ninety One Days TIIE Plus 350 Basis Point, Maturing December 2023
Disclosure of long term debt [Line Items]
Borrowings					$ 1,500,000
Maturity					91-day
Interest rate basis spread					35000.00%
Credit Line | Twenty Eight Day TIIE Plus 365 Basis Point, Maturing September 2024
Disclosure of long term debt [Line Items]
Maturity			28-day
Interest rate basis spread			36500.00%
Credit Line | Ninety One Days TIIE Plus 360 Basis Point, Maturing December 2023
Disclosure of long term debt [Line Items]
Borrowings					$ 3,000,000
Maturity					91-day
Interest rate basis spread					36000.00%
Credit Line | Twenty Eight Days TIIE Plus 255 Basis Point, Maturing December 2023
Disclosure of long term debt [Line Items]
Maturity	28-day	28-day
Interest rate basis spread	25500.00%	25500.00%
Monetization of Mexican Government Bonds
Disclosure of long term debt [Line Items]
Borrowings																					$ 9,225,000